Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Summary of Significant Accounting Policies [Line Items]
Percentage of total capital exposure to operators of dwellings other than apartment buildings	32.50%
Mortgage servicing rights	$ 193,000	$ 167,000
Held-to-maturity securities	0	0
Net unamortized origination fees	234,000	123,000
Usual period of lines of credit for commercial, financial and agricultural lending	5 years
Other real estate owned	232,000	281,000
Non-accrual loan status period	90 days
Loans consideration write off period in default	120 days
Mortgage banking and servicing	20,960,000	18,688,000
Investment in low-income housing limited partnership	3,847,000	3,990,000
Average historical loss period	10 years
Income tax credits	575,000
Income tax credits and adjustments period	10 years
Accrued benefit liability	858,000	792,000
Other postretirement benefit	66,000	54,000	29,000
Advertising expense	169,000	207,000	172,000
Share-based compensation expense	47,000	30,000	25,000
Leasehold Improvements [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment, description	shorter of the assets' useful life or the related lease term
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Maturity of interest-bearing time deposits	1 year
Minimum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	3 years
Minimum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	25 years
Maximum [Member] | Furniture and Equipment [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	10 years
Maximum [Member] | Building [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of property and equipment	50 years
Investment in Federal Home Loan Bank Stock [Member]
Summary of Significant Accounting Policies [Line Items]
Securities impairment charge	$ 0	$ 0	$ 0
Real Estate - Commercial [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	80.00%
Real Estate - Commercial [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	20 years
Real Estate - Mortgage [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	80.00%
Real Estate - Mortgage [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	25 years
Home Equity Installments [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	15 years
Home Equity Lines of Credit [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Loan period for lending	20 years
Home equity installment loans [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	80.00%
Home Equity Lines of Credit [Member]
Summary of Significant Accounting Policies [Line Items]
Maximum loan-to-value ratio	90.00%